Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accrued Liabilities
	December 31, 2024	June 30, 2024
	$	$
Trade payables	2,475,840	470,172
Accrued liabilities	7,257,994	219,772
	9,733,834	689,944